Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand and petty cash	$ 7,521	$ 7,975
Checking accounts	20,187	44,742
Demand deposits	11,190,788	4,226,503
Time deposits	34,536,822	42,498,552
Total	45,755,318	46,777,772
Transferred to financial assets at amortized cost	(34,536,822)	(41,470,915)
Cash and cash equivalents	$ 11,218,496	$ 5,306,857	$ 10,268,581	$ 22,996,377